Shareholder Report, Average Annual Return (Details)			12 Months Ended	35 Months Ended	60 Months Ended	118 Months Ended
	Sep. 27, 2021	Nov. 12, 2014	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000148468
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EMQQ The Emerging Markets Internet ETF (NAV)
C000230780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FMQQ The Next Frontier Internet ETF (NAV)
Without Sales Load [Member] | C000148468
Average Annual Return [Line Items]
Average Annual Return, Percent			11.29%		1.84%	3.31%
Without Sales Load [Member] | C000230780
Average Annual Return [Line Items]
Average Annual Return, Percent			23.42%	(20.24%)
EMQQ The Emerging Markets Internet Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EMQQ The Emerging Markets Internet Index
Average Annual Return, Percent			13.07%		2.85%	4.29%
FMQQ The Next Frontier Internet Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FMQQ The Next Frontier Internet Index
Average Annual Return, Percent			26.13%	(19.55%)
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent			15.07%		4.79%	3.50%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			27.14%		15.92%	13.00%
MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Average Annual Return, Percent			10.08%	(2.92%)